RELATED PARTIES	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
RELATED PARTIES

NOTE 11:    RELATED PARTIES

Robert D. Haas, a director and Chairman Emeritus of the Company, is the President of the Levi Strauss Foundation, which is not a consolidated entity of the Company. During the three-month period ended February 24, 2013, the Company donated $3.1 million to the Levi Strauss Foundation as compared to $0.3 million for the same prior-year period.

NOTE 18:    RELATED PARTIES

Robert D. Haas, a director and Chairman Emeritus of the Company, is the President of the Levi Strauss Foundation, which is not a consolidated entity of the Company. During 2012, 2011, and 2010, the Company donated $2.8 million, $1.6 million and $3.1 million, respectively, to the Levi Strauss Foundation.

Peter E. Haas Jr., a director of the Company, is the President of the Red Tab Foundation, which is not a consolidated entity of the Company. During 2012, the Company donated $0.1 million to the Red Tab Foundation.

Stephen C. Neal, a director and Chairman of the Board of Directors, is Chairman of the law firm Cooley LLP. In 2010, the Company paid fees to Cooley LLP of approximately $0.2 million.